Fair Value Measurements - Assets and Liabilities Carried at Fair Value by Hierarchy (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets
Debt securities	$ 51,453	$ 59,132
Equity securities	257	175
Limited partnerships	18	1
Policy loans	3,467	3,454
Freestanding derivative instruments	1,417	2,220
Cash and cash equivalents	1,799	1,853
GMIB reinsurance recoverable	262	340
Separate account assets	248,949	219,063
Total	307,622	286,238
Liabilities
Embedded derivative liabilities	4,071	7,076
Funds withheld payable under reinsurance treaties	3,759	4,453
Freestanding derivative instruments	41	56
Total	7,871	11,585
Limited partnerships	2,234	1,582
U.S. government securities
Assets
Debt securities	4,311	5,120
Other government securities
Assets
Debt securities	1,619	1,697
Public utilities
Assets
Debt securities	6,660	7,249
Corporate securities
Assets
Debt securities	29,254	35,088
Residential mortgage-backed
Assets
Debt securities	554	966
Commercial mortgage-backed
Assets
Debt securities	2,029	3,313
Other asset-backed securities
Assets
Debt securities	7,026	5,699
Derivatives related to funds withheld under reinsurance treaties
Assets
Freestanding derivative instruments	43	0
Liabilities
Freestanding derivative instruments	126	840
Funds withheld embedded derivative | Derivatives related to funds withheld under reinsurance treaties
Assets
Freestanding derivative instruments	0	0
Liabilities
Freestanding derivative instruments	120	827
Level 1
Assets
Equity securities	212	150
Limited partnerships	0	0
Policy loans	0	0
Freestanding derivative instruments	0	0
Cash and cash equivalents	1,799	1,853
GMIB reinsurance recoverable	0	0
Separate account assets	0	0
Total	6,322	7,123
Liabilities
Embedded derivative liabilities	0	0
Funds withheld payable under reinsurance treaties	0	0
Freestanding derivative instruments	0	0
Total	0	0
Level 1 | U.S. government securities
Assets
Debt securities	4,311	5,120
Level 1 | Other government securities
Assets
Debt securities	0	0
Level 1 | Public utilities
Assets
Debt securities	0	0
Level 1 | Corporate securities
Assets
Debt securities	0	0
Level 1 | Residential mortgage-backed
Assets
Debt securities	0	0
Level 1 | Commercial mortgage-backed
Assets
Debt securities	0	0
Level 1 | Other asset-backed securities
Assets
Debt securities	0	0
Level 2
Assets
Equity securities	43	23
Limited partnerships	17	0
Policy loans	0	0
Freestanding derivative instruments	1,417	2,220
Cash and cash equivalents	0	0
GMIB reinsurance recoverable	0	0
Separate account assets	248,949	219,063
Total	297,568	275,318
Liabilities
Embedded derivative liabilities	1,445	1,484
Funds withheld payable under reinsurance treaties	0	0
Freestanding derivative instruments	41	56
Total	1,486	1,540
Level 2 | U.S. government securities
Assets
Debt securities	0	0
Level 2 | Other government securities
Assets
Debt securities	1,619	1,697
Level 2 | Public utilities
Assets
Debt securities	6,660	7,249
Level 2 | Corporate securities
Assets
Debt securities	29,254	35,088
Level 2 | Residential mortgage-backed
Assets
Debt securities	554	966
Level 2 | Commercial mortgage-backed
Assets
Debt securities	2,029	3,313
Level 2 | Other asset-backed securities
Assets
Debt securities	7,026	5,699
Level 3
Assets
Equity securities	2	2
Limited partnerships	1	1
Policy loans	3,467	3,454
Freestanding derivative instruments	0	0
Cash and cash equivalents	0	0
GMIB reinsurance recoverable	262	340
Separate account assets	0	0
Total	3,732	3,797
Liabilities
Embedded derivative liabilities	2,626	5,592
Funds withheld payable under reinsurance treaties	3,759	4,453
Freestanding derivative instruments	0	0
Total	6,385	10,045
Level 3 | U.S. government securities
Assets
Debt securities	0	0
Level 3 | Other government securities
Assets
Debt securities	0	0
Level 3 | Public utilities
Assets
Debt securities	0	0
Level 3 | Corporate securities
Assets
Debt securities	0	0
Level 3 | Residential mortgage-backed
Assets
Debt securities	0	0
Level 3 | Commercial mortgage-backed
Assets
Debt securities	0	0
Level 3 | Other asset-backed securities
Assets
Debt securities	0	$ 0
Level 3 | GMWB Derivative
Liabilities
Embedded derivative liabilities	2,626
Level 3 | RILA Embedded Derivative
Liabilities
Embedded derivative liabilities	6
Level 3 | Fixed index annuity embedded derivatives
Liabilities
Embedded derivative liabilities	$ 1,439